GLENBROOK LIFE AND ANNUITY COMPANY
                           Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062

                         Direct Dial Number 847 402-5795
                             Facsimile 847 402-3781
                           E-Mail apoole@allstate.com


ANTHONY POOLE
COUNSEL

October 24, 2001

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Glenbrook Life Multi-Manager Variable Account ("Registrant") Post-Effective Amendment No. 1 to Form N-4 Registration Statement File Nos. 333-62922 and 811-07541
         CIK No.  0001007285____
         Rule 497 Filing

Commissioners:

On behalf of Glenbrook Life and Annuity Company ("Company") and the Registrant, we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement. The registration statement was filed electronically with the Commission on October 19, 2001.

Please direct any question or comment to me at the number above.

Sincerely,

/s/Anthony Poole
   Anthony Poole
   Counsel